Short-Term Borrowings - Schedule of Group's Outstanding Obligations Under the Reversed Factoring Arrangements (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-term Debt [Line Items]
Balance at beginning of the year	¥ 1,606,253
Balance at end of the year	871,520	$ 124,626	¥ 1,606,253
Reversed factoring arrangements [Member]
Short-term Debt [Line Items]
Balance at beginning of the year	636,253	90,983	2,099,273
Additions	2,924,814	418,243	7,021,378
Settlement	(3,389,547)	(484,699)	(8,484,398)
Balance at end of the year	¥ 171,520	$ 24,527	¥ 636,253